Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	As of December 31, 2023
	RMB	US$

2024	1,763,815	248,428
2025	1,380,948	194,502
2026	758,834	106,880
2027	418,912	59,003
2028 and after	206,396	29,070
Total undiscounted cash flows	4,528,905	637,883
Less: imputed interest	(243,097)	(34,240)
Present value of lease liabilities	4,285,808	603,643

Summary of supplemental information related to leases

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Cash payments for operating leases	388,144	534,784	1,075,598	151,495
ROU assets obtained in exchange for new operating lease liabilities	704,142	1,068,063	3,918,460	551,904